THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

SHARES                                                                       VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS - 96.1%
CAPITAL MARKETS - 2.5%
SECURITIES & ASSET MANAGEMENT - 2.5%
               119,700  Goldman Sachs Group, Inc. (The)              $     9,830,363
               253,400  TD Waterhouse Group, Inc.(+)                       3,357,550
                                                                 --------------------------
                                                                          13,187,913
                                                                 --------------------------
COMPUTER HARDWARE - 10.0%
COMPUTER HARDWARE & BUSINESS MACHINES - 10.0%
                 7,300  Avaya Inc.(+)                                         85,319
               414,800  Cisco Systems Inc.(s)(+)                          19,858,550
               232,400  Compaq Computer Corp.                              4,996,600
                47,100  Dell Computer Corp.(+)                               906,675
               104,500  EMC Corp. (Mass.)(+)                               7,772,188
                69,600  Hewlett-Packard Co.                                2,201,100
               202,500  Quantum Corp. - DLT & Storage Systems(+)           2,733,750
               186,900  Sun Microsystems, Inc.(s)(+)                      14,216,081
                                                                 --------------------------
                                                                          52,770,263
                                                                 --------------------------
CONSUMER CYCLICAL - 2.6%
HOTELS - 0.5%
                58,700  Marriott International, Inc.                       2,432,381
                                                                 --------------------------
MOTOR VEHICLES & PARTS - 1.8%
                66,400  Dana Corp.                                         1,112,200
               167,500  Delphi Automotive Systems                          2,313,594
                93,492  Ford Motor Company                                 2,126,943
                23,800  General Motors Corp.                               1,178,100
               129,800  Lear Corp.(+)                                      2,839,375
                                                                 --------------------------
                                                                           9,570,212
                                                                 --------------------------
RESTAURANTS - 0.3%
                57,000  McDonald's Corp.                                   1,816,875
                                                                 --------------------------
                                                                          13,819,468
                                                                 --------------------------
CONSUMER SERVICES - 2.9%
ENTERTAINMENT - 0.7%
                76,900  Viacom, Inc. Cl B(+)                               3,931,512
                                                                 --------------------------
MEDIA - 2.2%
               104,200  AT&T Corp. - Liberty Media Group Cl A(+)           1,413,213
                40,758  Charter Communications, Inc.(+)                      804,971
                93,800  Comcast Corp. Cl A(+)                              3,605,438
               106,400  News Corp. Ltd. (The) ADR(i)                       3,710,699
                27,700  Time Warner Inc.                                   1,717,400
                                                                 --------------------------
                                                                          11,251,721
                                                                 --------------------------
                                                                          15,183,233
                                                                 --------------------------
CONSUMER STABLE - 6.1%
HOME PRODUCTS - 4.0%
                52,800  Clorox Company                                     2,359,500
                62,700  Estee Lauder Companies, Inc.                       2,715,694

SHARES                                                                       VALUE
-----------------------------------------------------------------------------------------

               153,400  Gillette Company                             $     5,196,425
               142,000  Procter & Gamble Co. (The)                        10,632,250
                                                                 --------------------------
                                                                          20,903,869
                                                                 --------------------------
TOBACCO - 2.1%
               295,300  Philip Morris Companies Inc.                      11,276,769
                                                                 --------------------------
                                                                          32,180,638
                                                                 --------------------------
ENERGY - 6.1%
ENERGY RESERVES & PRODUCTION - 4.7%
               44,500  Anadarko Petroleum Corp.                            2,647,750
               37,900  Chevron Corp.                                       3,103,063
              217,548  Exxon Mobil Corp.(s)                               19,144,223
                                                                 --------------------------
                                                                          24,895,036
                                                                 --------------------------
OIL REFINING - 0.3%
               24,100  Texaco Inc.                                         1,399,306
                                                                 --------------------------
OIL SERVICES - 1.1%
              109,900  Baker Hughes Inc.                                   3,633,569
              108,600  Global Marine Inc.(+)                               2,382,413
                                                                 --------------------------
                                                                           6,015,982
                                                                 --------------------------
                                                                          32,310,324
                                                                 --------------------------
FINANCE - 11.4%
BANKS - 4.1%
              223,100  Amsouth Bancorporation                              3,318,613
               81,566  Citigroup Inc.                                      4,063,006
              103,000  First Union Corp.                                   2,587,875
              608,000  Firstar Corp.(s)                                   11,780,000
                                                                 --------------------------
                                                                          21,749,494
                                                                 --------------------------
FINANCIAL SERVICES - 6.8%
             219,900  Associates First Capital Corp.                       7,765,219
              69,900  Capital One Financial Corp.                          3,901,294
              95,900  Countrywide Credit Industries, Inc.                  3,560,288
              43,100  Federal Home Loan Mortgage Corp.                     2,604,856
             331,700  General Electric Co. (U.S.)(s)                      16,439,880
              14,700  Providian Financial Corp.                            1,323,000
                                                                 --------------------------
                                                                          35,594,537
                                                                 --------------------------
THRIFTS - 0.5%
              56,300  Washington Mutual, Inc.                              2,558,131
                                                                 --------------------------
                                                                          59,902,162
                                                                 --------------------------
HEALTH SERVICES & SYSTEMS - 1.5%
MEDICAL PRODUCTS & SUPPLIES - 1.5%
              38,700  Bard (C.R.), Inc.                                    1,905,975
              89,100  Becton Dickinson & Co.                               3,029,400
              53,200  Medtronic, Inc.                                      2,832,900
                                                                 --------------------------
                                                                           7,768,275
                                                                 --------------------------
INDUSTRIAL CYCLICAL - 10.0%
CHEMICALS - 2.0%
             205,300  Air Products & Chemicals, Inc.                       7,070,019

The Accompanying Notes are an Integral Part of the Financial Statements.   1

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

SHARES                                                                          VALUE
-----------------------------------------------------------------------------------------
               112,700  Rohm and Haas Co.                                $     3,352,825
                                                                  -------------------------
                                                                              10,422,844
                                                                  -------------------------
DEFENSE/AEROSPACE - 0.7%
                74,600  Honeywell Inc.                                         3,636,750
                                                                  -------------------------
ELECTRICAL EQUIPMENT - 2.2%
                36,000  Corning Inc.                                           2,106,000
                 9,900  Corvis Corp.(+)                                          285,244
               100,200  Level 3 Communications, Inc.(+)                        2,692,875
               142,400  Nortel Networks Corp.                                  5,375,600
                12,500  QUALCOMM Inc.(+)                                       1,003,125
                                                                  -------------------------
                                                                              11,462,844
                                                                  -------------------------
ENVIRONMENTAL SERVICES - 0.6%
               139,757  Waste Management, Inc.                                 3,345,433
                                                                  -------------------------
HEAVY ELECTRICAL EQUIPMENT - 0.6%
                71,600  Cooper Industries, Inc.                                2,922,175
                                                                  -------------------------
INDUSTRIAL PARTS - 2.7%
               281,092  Tyco International Ltd.(i)(s)                         14,827,602
                                                                  -------------------------
MINING & METALS - 0.7%
                61,764  Alcoa Inc.                                             1,740,973
               110,186  Allegheny Technologies Inc.                            2,189,947
                                                                  -------------------------
                                                                               3,930,920
                                                                  -------------------------
RAILROADS - 0.5%
                51,900  Union Pacific Corp.                                    2,413,350
                                                                  -------------------------
                                                                              52,961,918
                                                                  -------------------------
INSURANCE - 4.9%
LIFE & HEALTH INSURANCE - 1.8%
                45,100  CIGNA Corp.                                            5,941,925
               118,600  MetLife, Inc.(+)                                       3,513,525
                                                                  -------------------------
                                                                               9,455,450
                                                                  -------------------------
PROPERTY AND CASUALTY INSURANCE - 3.1%
               137,800  Allstate Corp.                                         5,270,850
                83,400  Ambac Financial Group, Inc.                            6,369,675
                57,300  XL Capital Ltd. Cl A(i)                                4,573,256
                                                                  -------------------------
                                                                              16,213,781
                                                                  -------------------------
                                                                              25,669,231
                                                                  -------------------------
PHARMACEUTICALS - 11.3%
DRUGS - 11.3%
               125,200  Alza Corp.(+)                                          5,555,750
                62,300  American Home Products Corp.                           3,745,788
                61,700  Bristol-Myers Squibb Co.                               4,276,581
                88,500  Lilly (Eli) & Co.                                      8,291,344
                64,900  Merck & Co., Inc.                                      6,015,419
               269,800  Pfizer, Inc.(s)                                       11,955,512
               181,675  Pharmacia Corp.                                       11,082,175
               153,600  Schering-Plough Corp.                                  8,611,200
                                                                  -------------------------
                                                                              59,533,769
                                                                  -------------------------

SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------

RETAIL - 5.0%
CLOTHING STORES - 1.5%
                102,400  Abercrombie & Fitch Co. Cl A(+)                 $     2,137,600
                110,400  Gap, Inc. (The)                                       2,753,100
                110,300  TJX Companies, Inc. (The)                             2,826,438
                                                                  --------------------------
                                                                               7,717,138
                                                                  --------------------------
DEPARTMENT STORES - 1.9%
                 110,000  Target Corp.                                         3,306,875
                 136,800  Wal-Mart Stores, Inc.                                7,139,249
                                                                  --------------------------
                                                                              10,446,124
                                                                  --------------------------
SPECIALTY STORES - 1.6%
                 56,100  Best Buy Co., Inc.(+)                                 1,444,575
                175,300  Home Depot, Inc.                                      6,869,569
                                                                  --------------------------
                                                                               8,314,144
                                                                  --------------------------
                                                                              26,477,406
                                                                  --------------------------
SEMICONDUCTORS - 4.4%
SEMICONDUCTORS - 4.4%
                 39,500  Altera Corp.(+)                                         945,531
                  6,200  Broadcom Corp.(+)                                       604,500
                243,500  Intel Corp.(s)                                        9,268,219
                  2,400  Lattice Semiconductor Corp.(+)                           39,900
                 36,700  Linear Technology Corp.(+)                            1,736,369
                 35,000  Maxim Integrated Products, Inc.(+)                    1,785,000
                 55,000  Micron Technology, Inc.(+)                            1,732,500
                 17,200   SDL, Inc.(+)                                         3,126,100
                 59,500  Texas Instruments Inc.                                2,220,094
                 40,000  Xilinx, Inc.(+)                                       1,560,000
                                                                  --------------------------
                                                                             23,018,213
                                                                  --------------------------
SOFTWARE & SERVICES - 9.0%
COMPUTER SOFTWARE - 7.7%
                 40,200  BEA Systems, Inc.(+)                                 2,354,213
                 85,100  Gemstar International Group Ltd.(+)                  3,462,506
                 23,800  International Business Machines Corp.                2,225,300
                276,000  Microsoft Corp.(s)(+)                               15,835,500
                160,400  NCR Corp.(+)                                         7,578,900
                141,400  Oracle Corp.(+)                                      3,747,100
                135,200  Parametric Technology Corp.(+)                       1,504,100
                 41,078  Veritas Software Corp.(+)                            4,007,672
                                                                  --------------------------
                                                                             40,715,291
                                                                  --------------------------
INTERNET - 1.3%
                 21,900  Akamai Technologies, Inc.(+)                           629,625
                 61,800  America Online, Inc.(+)                              2,509,698
                380,400  E*trade Group Inc.(+)                                3,043,200
                 18,000   eBay Inc.(+)                                          617,625
                                                                  --------------------------
                                                                               6,800,148
                                                                  --------------------------
                                                                              47,515,439
                                                                  --------------------------

2    The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

SHARES/PRINCIPAL AMOUNT                                                         VALUE
-----------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.1%
TELEPHONE - 4.2%
               109,290  Qwest Communications International Inc.(+)       $     4,125,698
               189,600  SBC Communications Inc.(s)                            10,416,149
               103,300  Verizon Communications                                 5,804,169
               113,450  WorldCom, Inc.(+)                                      1,694,659
                                                                  -------------------------
                                                                              22,040,675
                                                                  -------------------------
WIRELESS TELECOMMUNICATIONS - 0.9%
                72,500  Nextel Communications, Inc.(+)                         2,247,500
               114,600  Sprint Corp. (PCS Group)(+)                            2,599,988
                                                                  -------------------------
                                                                               4,847,488
                                                                  -------------------------
                                                                              26,888,163
                                                                  -------------------------
UTILITIES - 3.3%
ELECTRICAL UTILITY - 3.3%
                95,100  Ameren Corp.                                           4,220,062
                70,900  C P & L Energy Inc.                                    3,061,994
                72,800  DTE Energy Company                                     2,761,850
                68,300  Dynegy Inc. Cl A                                       3,022,275
               100,200  Entergy Corp.                                          4,120,725
                                                                  -------------------------
                                                                              17,186,906
                                                                  -------------------------
TOTAL COMMON STOCKS                                                          506,373,321
                                                                  -------------------------
   (Cost $426,829,334)

SHORT-TERM INVESTMENTS - 3.9%
INVESTMENT COMPANIES - 3.4%
            18,245,417  J.P. Morgan Institutional Prime Money
                           Market Fund(a)                                     18,245,416
                                                                  -------------------------
U.S. TREASURY SECURITIES - 0.5%
            $2,450,000  U.S. Treasury Notes, 5.25%, 5/31/01(s)                 2,438,510
                                                                  -------------------------
TOTAL SHORT-TERM INVESTMENTS                                                  20,683,926
                                                                  -------------------------
   (Cost $20,676,924)
TOTAL INVESTMENT SECURITIES - 100.0%                                        $527,057,247
                                                                  =========================
   (Cost $447,506,258)

FUTURES CONTRACTS
                                             UNDERLYING
                                             FACE AMOUNT          UNREALIZED
PURCHASED               EXPIRATION DATE        AT VALUE          DEPRECIATION
--------------------------------------------------------------------------------
45 S&P 500 Index         December 2000        $14,866,875        $(1,006,998)
                                          =======================================

ADR - American Depositary Receipt
(a) Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(i) Foreign security
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(+) Non-income producing security.
</table.

The Accompanying Notes are an Integral Part of the Financial Statements.    3

THE U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at  Value (Cost $447,506,258)                         $527,057,247
Cash                                                                   844,092
Dividend and Interest Receivable                                       659,002
Prepaid Trustees' Fees and Expenses                                      5,536
Prepaid Expenses and Other Assets                                        2,558
                                                                 ----------------
TOTAL ASSETS                                                       528,568,435
                                                                 ----------------
LIABILITIES
Advisory Fee Payable                                                   183,688
Variation Margin Payable                                               155,250
Administrative Service Fees Payable                                     10,894
Administration Fee Payable                                                 621
Fund Services Fee Payable                                                  373
Accrued Expenses and Other Liabilities                                  83,742
                                                                 ----------------
TOTAL LIABILITIES                                                      434,568
                                                                 ----------------
NET ASSETS
Applicable to Investors' Beneficial Interests                      $528,133,867
                                                                 ================

4    The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000

INVESTMENT INCOME
INCOME
Dividend Income (Net of Foreign Withholding Tax of $2,313)         $ 3,149,536
Interest Income                                                        383,715
Dividend Income from Affiliated Investments
   (includes reimbursement from affiliate of $6,496)                     9,096
                                                                   -------------
   Investment Income                                                 3,542,347
                                                                   -------------
EXPENSES
Advisory Fee                                                         1,223,277
Custodian Fees and Expenses                                             82,972
Administrative Services Fee                                             73,354
Professional Fee                                                        22,417
Printing Expenses                                                        4,590
Fund Services Fee                                                        4,344
Trustees' Fees and Expenses                                              2,985
Administration Fee                                                       1,862
Miscellaneous                                                              833
                                                                   -------------
   Total Expenses                                                    1,416,634
                                                                   -------------
NET INVESTMENT INCOME                                                2,125,713
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON
Investment Transactions                                              8,768,267
Futures Contracts                                                     (826,470)
                                                                   -------------
   Net Realized Gain                                                 7,941,797
                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
Investments                                                         (28,810,550
Futures Contracts                                                   (1,014,979)
                                                                   -------------
   Net Change in Unrealized Appreciation (Depreciation)             (29,825,529)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(19,758,019)
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.   5

THE U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED MAY 31, 2000

DECREASE IN NET ASSETS                                           NOVEMBER 30, 2000        MAY 31, 2000
FROM OPERATIONS
Net Investment Income                                            $     2,125,713        $     6,243,239
Net Realized Gain on Investment and Futures Transactions               7,941,797             38,139,068
Net Change in Unrealized Appreciation on
   Investments and Futures Contracts.                                (29,825,529)          (24,780,825)
                                                                 -------------------   ------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                                   (19,758,019)            19,601,482
                                                                 -------------------   ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                         35,551,555            207,425,150
Withdrawals                                                         (115,879,052)         (318,237,694)
                                                                 -------------------   ------------------
     Net Decrease from Transactions in Investors'
        Beneficial Interests                                         (80,327,497)         (110,812,544)
                                                                 -------------------   ------------------
     Total Decrease in Net Assets                                   (100,085,516)          (91,211,062)
                                                                 -------------------   ------------------
NET ASSETS
Beginning of Period                                                  628,219,383            719,430,445
                                                                 -------------------   ------------------
End of Period                                                       $528,133,867           $628,219,383
                                                                 ===================   ==================

SUPPLEMENTARY DATA
                                FOR THE SIX
                                MONTHS ENDED                   FOR THE YEARS ENDED MAY 31
                               NOVEMBER 30, 2000 ------------------------------------------------------------
                                 (UNAUDITED)       2000         1999         1998          1997         1996
                               ------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
     Net Expenses                 0.47%(a)         0.46%        0.47%        0.47%         0.47%        0.46%
     Net Investment Income        0.70%(a)         0.90%        1.03%        1.01%         1.44%        2.20%
Portfolio Turnover                  38%(b)           89%          84%         106%           99%          85%

(a)  Annualized
(b)  Not annualized


6  The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993. The Portfolio's investment objective is to provide a high total return from a portfolio of selected equity securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities, with a remaining maturity of sixty days or less are valued using the amortized cost method.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    FUTURES CONTRACTS--The Portfolio may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will recognize a gain or loss when the contract is closed or expires.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.40% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund. The amount listed on the Statement of Operations as Dividend Income from Affiliated Investment is the amount the Fund earned.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities, required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Portfolio, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $800.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

    During the six months ended November 30, 2000, the Portfolio purchased $226,149,460 of investment securities and sold $342,282,348 of investment securities other than U.S. government securities and short-term investments.

--------------------------------------------------------------------------------
4. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 3 of the Fund's Notes to the Financial Statements, which are included elsewhere in this report.

--------------------------------------------------------------------------------
5. SUBSEQUENT EVENTS

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's adviser.

[back cover]


J.P. MORGAN INSTITUTIONAL FUNDS
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Treasury Money Market Fund
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Large Cap Growth Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Market Neutral Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware Disciplined Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
           ---------------------------------------------------------------------
       European Equity Fund
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       SmartIndex(tm) Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Institutional Funds, call J.P.
           Morgan  Funds Services at (800) 766-7722.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                    MAILING
500 Stanton Christiana Road                                    INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24246   0101